UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-22578

Vericimetry Funds
(Exact name of registrant as specified in charter)

800 Wilshire Blvd. Suite 300
Los Angeles, California 90017
(Address of principal executive offices) (Zip code)

Glenn S. Freed
Vericimetry Advisors LLC
800 Wilshire Blvd. Suite 300
Los Angeles, California 90017
(Name and address of agent for service)

Registrant's telephone number, including area code: (213) 769-8289

Date of fiscal year end: September 30
Date of reporting period: March 31, 2013

Item 1.  Reports to Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Vericimetry U.S. Small Cap Value Fund

Semi-Annual Report

March 31, 2013

Vericimetry Funds
TABLE OF CONTENTS
March 31, 2013

Shareholder Letter	1
Schedule of Investments	2
Financial Statements	15
Financial Highlights	18
Notes to Financial Statements	19
Expense Example	24
Proxy Voting	25
Quarterly Holdings	25

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Except for historical information, the matters discussed in this report may constitute forward-looking statements. These include any predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Fund in the current prospectus, other factors bearing on these statements include the accuracy of the Adviser’s forecasts and predictions, and the appropriateness of the investment programs designed by the Adviser to implement its strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Fund to differ materially as compared to applicable benchmarks.

Vericimetry Funds
LETTER TO SHAREHOLDERS
March 31, 2013 (Unaudited)

Dear Shareholders,

We are pleased to present the enclosed semi-annual report for the Vericimetry U.S. Small Cap Value Fund (the “Fund”) for the period ended March 31, 2013.

Vericimetry Advisors is an academically based, quantitatively structured investment adviser providing capacity-constrained asset class strategies to an exclusive group of elite financial advisors.

The Vericimetry U.S. Small Cap Value Fund invests in a wide and diverse universe of U.S. small cap value stocks using a structured quantitative investment approach based on a set of well defined, fundamental characteristics to identify value stocks. We identify value stocks by considering multiple factors such as book-to-market, price-to-earnings, price-to-sales or price-to-operating cash flow.1

The Fund is managed with the intent of maintaining a reasonably priced management fee and low transactions costs, expenses and turnover in an effort to enhance net returns to the investor. We are committed to limit the growth of its assets under management once optimal capacity for the Fund is achieved.

Our capacity planned approach, working with an exclusive set of financial advisors, seeks to provide exposure to the small and value equity risk premiums. The portfolio pursues a purer value by using a multifactor screening approach and a deeper small by its thoughtful academically based quantitatively structured methodology.

We thank you for your investment in the Vericimetry U.S. Small Cap Value Fund and the confidence and trust you place in Vericimetry.

Sincerely

Dr. Glenn S. Freed

Chief Executive Officer

Economic, political, and issuer specific events will cause the value of securities to rise or fall. Because the value of your investment in the Fund will fluctuate, there is the risk that you will lose money. Securities of small and microcap companies are often less liquid, more volatile and they may have more limited resources. Value stocks may perform differently from the market as a whole and may underperform equity funds that use other investment strategies. The investment strategies, practices and risk analysis used by the Adviser may not produce the desired results.

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. To obtain a prospectus which contains this and other important information about the Fund visit our website at www.vericimetryfunds.com or call 1-855-755-7550. Please read the prospectus carefully before investing.

(1)
Book-to-market is the value ratio of a company’s book value to its market value. Price-to-earnings, price-to-sales and price-to-operating cash flow ratios are the value of a company’s share price compared to its previous twelve months earnings per share, sales per share or operating cash flow per share, respectively.

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2013 (Unaudited)

	Number of Shares	Value
COMMON STOCKS – 99.3%
BASIC MATERIALS – 5.0%
A Schulman, Inc.	2,900	$91,524
Aceto Corp.	4,065	44,999
Boise, Inc.	14,100	122,247
Buckeye Technologies, Inc.	6,100	182,695
Century Aluminum Co.*	13,900	107,586
Charles & Colvard Ltd.*	4,000	15,560
Codexis, Inc.*1	5,114	12,222
Commercial Metals Co.	14,300	226,369
Ferro Corp.*	9,860	66,654
Friedman Industries, Inc.	2,008	20,020
Horsehead Holding Corp.*1	6,200	67,456
Kaiser Aluminum Corp.1	3,000	193,950
Kraton Performance Polymers, Inc.*	5,000	117,000
Kronos Worldwide, Inc.	6,000	93,900
Landec Corp.*	5,600	81,032
Material Sciences Corp.*	2,900	31,320
Materion Corp.	3,500	99,890
Minerals Technologies, Inc.1	4,000	166,000
Molycorp, Inc.*	22,000	114,400
Northern Technologies International Corp.*	571	7,720
Olin Corp.	9,000	227,070
OM Group, Inc.*	4,900	115,052
Penford Corp.*	3,600	39,492
PH Glatfelter Co.	5,200	121,576
Schnitzer Steel Industries, Inc. - Class A	4,400	117,304
Sensient Technologies Corp.	6,800	265,948
Shiloh Industries, Inc.	1,800	19,386
Stillwater Mining Co.*1	12,600	163,044
Universal Stainless & Alloy*	800	29,080
Zep, Inc.	3,200	48,032
Zoltek Cos., Inc.*1	6,700	80,065
		3,088,593
COMMUNICATIONS – 5.9%
1-800-Flowers.com, Inc. - Class A*	2,570	12,773
Active Network, Inc.*	8,400	35,196
ADTRAN, Inc.1	5,500	108,075
AH Belo Corp. - Class A	4,235	24,648
Alliance Fiber Optic Products, Inc.	900	11,727
Anaren, Inc.*	2,762	53,555
Aviat Networks, Inc.*	10,600	35,722
Aware, Inc.1	3,300	15,279
Beasley Broadcasting Group, Inc. - Class A	600	3,540
Black Box Corp.	2,900	63,249
Blucora, Inc.*	4,300	66,564
CafePress, Inc.*1	4,100	24,641
Calix, Inc.*	5,600	45,696
Cambium Learning Group, Inc.*	9,270	9,548

Number of Shares	Value
COMMON STOCKS (Continued)
COMMUNICATIONS (Continued)
Cbeyond, Inc.*1	3,100	$23,033
Central European Media Enterprises Ltd. - Class A*1	8,400	35,448
Clearfield, Inc.*	1,575	9,450
ClearOne, Inc.*	3,000	26,010
Communications Systems, Inc.	1,800	17,730
Comtech Telecommunications Corp.	2,200	53,416
Courier Corp.	1,500	21,615
Cumulus Media, Inc. - Class A*1	22,110	74,511
Dex One Corp.*1	9,729	16,636
Digital Generation, Inc.*1	3,800	24,434
Dolan Co.*	8,000	19,040
EarthLink, Inc.	17,000	92,140
Entercom Communications Corp. - Class A*1	3,400	25,330
Envivio, Inc.*1	5,000	8,500
ePlus, Inc.	370	17,098
EW Scripps Co. - Class A*	4,300	51,772
Extreme Networks*	10,000	33,700
Finisar Corp.*1	8,700	114,753
Global Sources Ltd.*1	5,300	40,068
Globecomm Systems, Inc.*	3,400	40,834
Gray Television, Inc.*1	11,300	52,997
Gray Television, Inc. - Class A*	4,981	20,422
Harmonic, Inc.*	14,700	85,113
Harte-Hanks, Inc.	8,600	67,080
Hawaiian Telcom Holdco, Inc.*	2,300	53,061
ICG Group, Inc.*1	4,800	59,904
ID Systems, Inc.*	1,600	9,120
IntraLinks Holdings, Inc.*	3,400	21,692
Iridium Communications, Inc.*1	10,000	60,200
Journal Communications, Inc. - Class A*	6,500	43,615
Leap Wireless International, Inc.*1	10,600	62,434
Limelight Networks, Inc.*1	16,100	33,166
Local Corp.*1	5,000	8,500
Marchex, Inc. - Class B1	4,800	20,208
Martha Stewart Living Omnimedia - Class A*1	4,000	10,480
McClatchy Co. - Class A*1	6,522	18,914
Meredith Corp.1	2,200	84,172
ModusLink Global Solutions, Inc.*	7,200	23,760
Motricity, Inc.*1	6,680	2,438
Multiband Corp.*	7,000	17,150
NeoPhotonics Corp.*	5,514	28,121
NETGEAR, Inc.*	4,932	165,271
Neutral Tandem, Inc.	7,800	25,506
NII Holdings, Inc.*1	20,500	88,765

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
As of March 31, 2013 (Unaudited)

Number of Shares	Value
COMMON STOCKS (Continued)
COMMUNICATIONS (Continued)
Novatel Wireless, Inc.*	8,700	$17,313
Oclaro, Inc.*1	19,900	25,074
PC-Tel, Inc.	1,200	8,520
Perficient, Inc.*	3,500	40,810
Polycom, Inc.*	16,300	180,604
Preformed Line Products Co.	390	27,288
Premiere Global Services, Inc.*	6,400	70,400
QuinStreet, Inc.*1	5,300	31,641
Radio One, Inc. - Class A*1	1,800	3,132
Radio One, Inc. - Class D*1	12,878	21,764
RealNetworks, Inc.*	4,500	34,695
Salem Communications Corp. - Class A	3,300	26,169
Scholastic Corp.	4,400	117,260
Shenandoah Telecommunications Co.	2,600	39,598
ShoreTel, Inc.*	7,900	28,677
Symmetricom, Inc.*	6,800	30,872
Synacor, Inc.*1	10,000	29,900
TeleCommunication Systems, Inc. - Class A*	12,100	26,983
Telenav, Inc.*	4,800	30,960
Tellabs, Inc.	48,700	101,783
Tessco Technologies, Inc.	1,600	34,624
TheStreet, Inc.	5,300	10,123
U.S. Auto Parts Network, Inc.*1	7,400	8,880
United Online, Inc.	10,100	60,903
UniTek Global Services, Inc.*	3,930	11,515
USA Mobility, Inc.1	3,895	51,687
Valuevision Media, Inc. - Class A*1	8,700	30,102
Vonage Holdings Corp.*1	26,300	76,270
Zynga, Inc. - Class A*1	48,800	163,968
		3,659,335
CONSUMER, CYCLICAL – 15.1%
Ambassadors Group, Inc.	3,400	14,654
AMREP Corp.*1	1,763	20,892
Ark Restaurants Corp.	900	18,864
Barnes & Noble, Inc.*	7,400	121,730
Bassett Furniture Industries, Inc.	2,200	35,112
Beazer Homes USA, Inc.*1	3,700	58,608
bebe stores, Inc.	9,601	40,036
Big 5 Sporting Goods Corp.	1,680	26,225
Biglari Holdings, Inc.*1	130	48,515
Black Diamond, Inc.*1	4,800	43,728
Bob Evans Farms, Inc.	3,000	127,860
Body Central Corp.*	2,900	27,260
Boyd Gaming Corp.*1	13,500	111,780
Brown Shoe Co., Inc.	6,700	107,267
Build-A-Bear Workshop, Inc.*1	1,810	9,665
Cache, Inc.*	6,000	25,320

Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER, CYCLICAL (Continued)
Callaway Golf Co.1	9,300	$61,659
Carrols Restaurant Group, Inc.*	2,700	14,013
Cash America International, Inc.1	3,400	178,330
Cato Corp. - Class A	4,500	108,630
Century Casinos, Inc.*	3,000	8,580
Churchill Downs, Inc.	1,160	81,246
Citi Trends, Inc.*1	4,100	41,943
Columbia Sportswear Co.1	4,100	237,308
Core-Mark Holding Co., Inc.1	1,500	76,965
Crown Crafts, Inc.	2,560	15,386
Delta Apparel, Inc.*1	1,500	24,165
Destination XL Group, Inc.*	7,700	39,193
Dixie Group, Inc.*	2,751	15,406
Dover Downs Gaming & Entertainment, Inc.	5,900	12,272
Dover Motorsports, Inc.	8,000	16,000
DreamWorks Animation SKG, Inc. - Class A*1	6,620	125,515
Emerson Radio Corp.*	2,700	4,455
Escalade, Inc.	4,700	28,999
Exide Technologies*	12,134	32,762
Ezcorp, Inc. - Class A*	5,100	108,630
Federal-Mogul Corp.*	11,000	66,330
Finish Line, Inc. - Class A1	8,000	156,720
Flexsteel Industries, Inc.	1,044	25,829
Fred's, Inc. - Class A1	5,700	77,976
Frisch's Restaurants, Inc.	1,600	28,992
Fuel Systems Solutions, Inc.*1	2,100	34,587
Full House Resorts, Inc.*	3,625	10,150
Furniture Brands International, Inc.*1	17,600	17,600
G&K Services, Inc. - Class A	1,700	77,367
G-III Apparel Group Ltd.*	2,400	96,264
Gaiam, Inc. - Class A*	4,000	16,800
Gaming Partners International Corp.	1,041	8,963
Genesco, Inc.*1	2,200	132,220
Group 1 Automotive, Inc.	3,300	198,165
Haverty Furniture Cos., Inc.	2,600	53,456
Hawaiian Holdings, Inc.*1	6,650	38,304
hhgregg, Inc.*1	5,000	55,250
Hooker Furniture Corp.1	2,000	31,880
Houston Wire & Cable Co.1	4,100	53,095
Iconix Brand Group, Inc.*1	9,000	232,830
International Speedway Corp. - Class A	2,600	84,968
Isle of Capri Casinos, Inc.*	4,570	28,745
JAKKS Pacific, Inc.1	2,500	26,225
JetBlue Airways Corp.*1	37,000	255,300
Joe's Jeans, Inc.*	7,400	12,580
Johnson Outdoors, Inc. - Class A*	1,000	23,840

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
As of March 31, 2013 (Unaudited)

Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER, CYCLICAL (Continued)
Jones Group, Inc.	11,400	$145,008
Kimball International, Inc. - Class B	3,400	30,804
Kirkland's, Inc.*	1,800	20,628
La-Z-Boy, Inc.	6,500	122,655
LeapFrog Enterprises, Inc.*	10,100	86,456
Life Time Fitness, Inc.*1	5,900	252,461
Lifetime Brands, Inc.	1,400	15,974
Luby's, Inc.*1	4,600	34,316
M/I Homes, Inc.*1	3,300	80,685
Maidenform Brands, Inc.*	2,091	36,655
Marcus Corp.	2,182	27,297
MarineMax, Inc.*	2,134	29,001
Marriott Vacations Worldwide Corp.*	5,400	231,714
Men's Wearhouse, Inc.1	5,300	177,126
Miller Industries, Inc.	1,809	28,926
Modine Manufacturing Co.*	6,300	57,330
Monarch Casino & Resort, Inc.*	1,400	13,622
Motorcar Parts of America, Inc.*1	3,000	18,390
Navarre Corp.*	7,800	17,706
Office Depot, Inc.*1	33,300	130,536
OfficeMax, Inc.1	10,500	121,800
Pacific Sunwear of California, Inc.*1	17,700	36,993
Pantry, Inc.*	3,200	39,904
PC Connection, Inc.	2,700	44,145
PCM, Inc.*	3,600	29,880
Pep Boys-Manny Moe & Jack*1	5,300	62,487
Perfumania Holdings, Inc.*1	3,800	21,888
Perry Ellis International, Inc.	1,300	23,647
Pinnacle Entertainment, Inc.*	6,250	91,375
Quiksilver, Inc.*	12,800	77,824
RadioShack Corp.1	20,000	67,200
Reading International, Inc. - Class A*	2,160	12,096
Red Lion Hotels Corp.*1	3,800	26,980
Red Robin Gourmet Burgers, Inc.*1	1,400	63,840
Regis Corp.1	7,800	141,804
Remy International, Inc.	2,900	52,432
Republic Airways Holdings, Inc.*	7,100	81,934
RG Barry Corp.	3,000	40,170
Rick's Cabaret International, Inc.*	1,642	14,515
Rocky Brands, Inc.*	1,600	21,776
Roundy's, Inc.1	7,800	51,168
Ruby Tuesday, Inc.*1	8,700	64,119
Rush Enterprises, Inc. - Class A*1	3,600	86,832
Rush Enterprises, Inc. - Class B*	980	20,188
Saks, Inc.*1	18,700	214,489
ScanSource, Inc.*	3,100	87,482
School Specialty, Inc.*1	4,000	280

Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER, CYCLICAL (Continued)
Scientific Games Corp. - Class A*	8,800	$77,000
Shoe Carnival, Inc.	3,400	69,496
Skechers U.S.A., Inc. - Class A*	6,200	131,130
Skullcandy, Inc.*1	6,500	34,320
Skyline Corp.*	140	841
SkyWest, Inc.	6,600	105,930
Spartan Motors, Inc.	6,600	35,046
Speedway Motorsports, Inc.	4,500	80,955
Stage Stores, Inc.1	5,100	131,988
Standard Motor Products, Inc.1	1,865	51,698
Stanley Furniture Co., Inc.*	2,776	12,325
Stein Mart, Inc.	5,900	49,442
Steinway Musical Instruments, Inc.*	1,200	28,800
Strattec Security Corp.	300	8,529
Superior Industries International, Inc.	2,800	52,360
Superior Uniform Group, Inc.	703	8,401
Supreme Industries, Inc. - Class A*1	4,000	18,560
Systemax, Inc.1	3,900	38,610
Tandy Leather Factory, Inc.*	2,176	15,450
Titan Machinery, Inc.*1	3,600	99,900
Trans World Entertainment Corp.1	9,000	34,830
Tuesday Morning Corp.*1	5,300	41,128
Unifi, Inc.*	3,600	68,688
UniFirst Corp.	2,300	208,196
United Stationers, Inc.	3,700	143,005
Universal Electronics, Inc.*	2,000	46,500
VOXX International Corp.*	4,500	48,195
Wendy's Co.1	37,900	214,893
Wesco Aircraft Holdings, Inc.*1	11,800	173,814
West Marine, Inc.*	3,600	41,148
Wet Seal, Inc. - Class A*	13,400	40,468
Weyco Group, Inc.	1,600	39,216
WMS Industries, Inc.*	6,600	166,386
Zale Corp.*	5,200	20,436
		9,405,631
CONSUMER, NON-CYCLICAL – 14.4%
ABM Industries, Inc.1	5,600	124,544
ACCO Brands Corp.*1	12,600	84,042
Addus HomeCare Corp.*	1,500	19,785
Affymetrix, Inc.*1	12,500	59,000
Albany Molecular Research, Inc.*1	5,800	60,958
Alere, Inc.*1	10,000	255,300
Alliance One International, Inc.*1	13,000	50,440
Almost Family, Inc.	2,200	44,946
Alphatec Holdings, Inc.*1	15,000	31,650
Amedisys, Inc.*1	5,400	60,048
Amsurg Corp.*1	4,200	141,288

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
As of March 31, 2013 (Unaudited)

Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER, NON-CYCLICAL (Continued)
Andersons, Inc.1	2,900	$155,208
AngioDynamics, Inc.*1	4,500	51,435
Anika Therapeutics, Inc.*	2,500	36,300
ARC Document Solutions, Inc.*	9,600	28,512
Assisted Living Concepts, Inc. - Class A1	3,300	39,237
AT Cross Co. - Class A*	1,500	20,655
Boulder Brands, Inc.*	10,500	94,290
Bridgepoint Education, Inc.*1	8,046	82,230
CardioNet, Inc.*	4,200	10,206
Career Education Corp.*	9,200	21,804
CBIZ, Inc.*1	6,647	42,408
CDI Corp.	1,760	30,290
Central Garden and Pet Co.*	2,000	17,240
Central Garden and Pet Co. - Class A*	6,600	54,252
Chindex International, Inc.*	1,280	17,587
Chiquita Brands International, Inc.*	5,400	41,958
CONMED Corp.1	2,400	81,744
Consolidated Graphics, Inc.*1	1,700	66,708
Convergys Corp.	15,100	257,153
Corinthian Colleges, Inc.*1	18,900	39,690
CRA International, Inc.*	968	21,654
Craft Brew Alliance, Inc.*	3,400	25,296
Cross Country Healthcare, Inc.*	3,600	19,116
CryoLife, Inc.1	3,300	19,767
CSS Industries, Inc.	2,300	59,593
Cumberland Pharmaceuticals, Inc.*	5,000	24,900
DeVry, Inc.1	6,400	203,136
Diamond Foods, Inc.*1	4,800	80,928
Dole Food Co., Inc.*1	12,200	132,980
Education Management Corp.*1	18,668	68,512
Electro Rent Corp.	2,500	46,350
Emergent Biosolutions, Inc.*	5,700	79,743
Ennis, Inc.	2,600	39,182
Essex Rental Corp.*	5,200	23,504
Exactech, Inc.*1	1,700	35,173
Five Star Quality Care, Inc.*	6,800	45,424
Fresh Del Monte Produce, Inc.	8,700	234,813
FTI Consulting, Inc.*	4,400	165,748
Gentiva Health Services, Inc.*1	5,500	59,510
Great Lakes Dredge & Dock Corp.	5,700	38,361
Greatbatch, Inc.*	4,000	119,480
Green Dot Corp. - Class A*1	5,400	90,180
Hackett Group, Inc.	5,000	22,850
Harvard Bioscience, Inc.*	5,400	30,510
Health Net, Inc.*	1,500	42,915
Healthways, Inc.*	4,400	53,900
Heidrick & Struggles International, Inc.	1,730	25,864

Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER, NON-CYCLICAL (Continued)
Helen of Troy Ltd.*	2,900	$111,244
Heska Corp.	600	5,562
Hill International, Inc.*	4,390	13,082
Hudson Global, Inc.*	4,130	16,272
Huron Consulting Group, Inc.*1	3,600	145,152
ICF International, Inc.*	2,685	73,032
Information Services Group, Inc.*	11,800	23,836
Ingles Markets, Inc. - Class A	1,800	38,664
Intersections, Inc.1	2,626	24,711
Invacare Corp.1	5,600	73,080
John B Sanfilippo & Son, Inc.	2,100	41,958
K12, Inc.*1	5,000	120,450
Kelly Services, Inc. - Class A	5,187	96,893
Kindred Healthcare, Inc.*	7,400	77,922
Korn/Ferry International*	6,000	107,100
LHC Group, Inc.*	2,400	51,576
LifePoint Hospitals, Inc.*	5,100	247,146
Lincoln Educational Services Corp.	2,800	16,408
Live Nation Entertainment, Inc.*	19,500	241,410
Mac-Gray Corp.	2,890	36,905
Magellan Health Services, Inc.*	3,400	161,738
Matthews International Corp. - Class A	2,600	90,714
Maxygen, Inc.	4,600	11,086
Medical Action Industries, Inc.*	3,575	21,450
Merit Medical Systems, Inc.*	3,200	39,232
MGP Ingredients, Inc.	4,746	20,787
Molina Healthcare, Inc.*1	4,600	142,002
Monster Worldwide, Inc.*	18,900	95,634
Multi-Color Corp.	1,500	38,685
Nash Finch Co.	1,900	37,202
National Healthcare Corp.	2,400	109,728
Natural Alternatives International, Inc.*	389	1,887
Natus Medical, Inc.*	4,200	56,448
Navigant Consulting, Inc.*	7,500	98,475
Newtek Business Services, Inc.*	4,000	8,000
Nutraceutical International Corp.	2,410	41,814
NuVasive, Inc.*	5,500	117,205
Omega Protein Corp.*	4,000	42,920
Overhill Farms, Inc.*	4,027	15,907
PDI, Inc.*	1,264	7,458
Pendrell Corp.*1	28,700	47,642
Perceptron, Inc.	2,700	19,494
PharMerica Corp.*	5,100	71,400
PHH Corp.*1	6,500	142,740
PhotoMedex, Inc.*1	2,700	43,443
Post Holdings, Inc.	4,800	206,064
QC Holdings, Inc.	3,600	11,556

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
As of March 31, 2013 (Unaudited)

Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER, NON-CYCLICAL (Continued)
Quad/Graphics, Inc.1	4,900	$117,306
RCM Technologies, Inc.	1,671	10,126
Resources Connection, Inc.	4,800	60,960
RPX Corp.*	6,000	84,660
RTI Biologics, Inc.*	13,300	52,402
Sciclone Pharmaceuticals, Inc.*	7,000	32,200
Select Medical Holdings Corp.	16,800	151,368
Seneca Foods Corp. - Class A*	1,300	42,926
Solta Medical, Inc.*1	10,400	22,880
Spartan Stores, Inc.	2,760	48,438
StarTek, Inc.*1	5,710	33,346
Stewart Enterprises, Inc. - Class A	9,500	88,255
Symmetry Medical, Inc.*	3,945	45,170
Theragenics Corp.*	7,200	11,952
TMS International Corp. - Class A*	2,800	36,960
Triple-S Management Corp. - Class B*	3,900	67,899
Universal American Corp.	11,650	97,045
Universal Corp.1	3,600	201,744
Universal Technical Institute, Inc.1	1,650	20,856
VCA Antech, Inc.*	8,556	200,980
Viad Corp.1	3,500	96,845
Village Super Market, Inc. - Class A	1,800	60,642
Weis Markets, Inc.	3,479	141,769
		8,920,140
DIVERSIFIED – 0.3%
Harbinger Group, Inc.*	20,200	166,852
Resource America, Inc. - Class A	3,400	33,864
		200,716
ENERGY – 5.7%
Adams Resources & Energy, Inc.	1,000	51,000
Alpha Natural Resources, Inc.*1	20,500	168,305
Apco Oil and Gas International, Inc.	1,700	21,080
Arch Coal, Inc.1	24,600	133,578
Basic Energy Services, Inc.*1	5,700	77,919
Bill Barrett Corp.*1	6,900	139,794
BioFuel Energy Corp.*1	1,000	5,110
Cal Dive International, Inc.*1	18,300	32,757
Callon Petroleum Co.*	4,500	16,695
Carrizo Oil & Gas, Inc.*1	6,000	154,620
Clayton Williams Energy, Inc.*1	900	39,357
Cloud Peak Energy, Inc.*1	5,900	110,743
Comstock Resources, Inc.*1	7,700	125,125
Contango Oil & Gas Co.	1,800	72,252
Crimson Exploration, Inc.*	7,400	21,164
Dawson Geophysical Co.*	900	27,000
Double Eagle Petroleum Co.*	990	5,306
Endeavour International Corp.*1	15,000	44,250

Number of Shares	Value
COMMON STOCKS (Continued)
ENERGY (Continued)
EPL Oil & Gas, Inc.*	3,000	$80,430
Exterran Holdings, Inc.*1	5,500	148,445
Forbes Energy Services Ltd.*	6,608	24,317
FutureFuel Corp.	6,600	80,256
Global Geophysical Services, Inc.*	5,500	13,420
Green Plains Renewable Energy, Inc.*	3,200	36,608
Gulf Island Fabrication, Inc.	2,900	61,074
Hallador Energy Co.1	2,900	20,010
Hercules Offshore, Inc.*	17,580	130,444
James River Coal Co.*1	6,000	10,500
Key Energy Services, Inc.*	22,500	181,800
L&L Energy, Inc.*1	3,730	6,863
Magellan Petroleum Corp.*	15,000	16,050
Matrix Service Co.*	2,500	37,250
Mitcham Industries, Inc.*1	3,100	52,452
Natural Gas Services Group, Inc.*	2,695	51,852
Newpark Resources, Inc.*1	10,500	97,440
Northern Oil and Gas, Inc.*1	7,300	104,974
Parker Drilling Co.*	19,100	81,557
Penn Virginia Corp.1	10,300	41,715
Pioneer Energy Services Corp.*	10,700	88,382
Renewable Energy Group, Inc.*	4,500	34,605
Resolute Energy Corp.*	5,300	61,003
REX American Resources Corp.*	1,986	43,772
Rex Energy Corp.*1	4,800	79,104
Saratoga Resources, Inc.*	4,000	10,640
SEACOR Holdings, Inc.1	2,300	169,441
Stone Energy Corp.*	5,600	121,800
Swift Energy Co.*	4,700	69,654
TETRA Technologies, Inc.*	10,400	106,704
U.S. Energy Corp.*	7,000	11,620
Vantage Drilling Co.*1	40,200	70,350
Warren Resources, Inc.*	13,400	43,014
Willbros Group, Inc.*	8,500	83,470
		3,517,071
FINANCIAL – 28.2%
1st Source Corp.	2,500	59,250
Access National Corp.	771	12,644
ACNB Corp.1	1,200	19,992
American Equity Investment Life Holding Co.1	9,300	138,384
American National Bankshares, Inc.1	380	8,193
American National Insurance Co.1	3,100	269,297
American River Bankshares*1	1,300	9,763
American Safety Insurance Holdings Ltd.*	1,400	34,930
Ameris Bancorp*1	2,000	28,700
AMERISAFE, Inc.	2,700	95,958

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
As of March 31, 2013 (Unaudited)

Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIAL (Continued)
AmeriServ Financial, Inc.*	4,800	$15,024
Ames National Corp.1	500	10,430
Amtrust Financial Services, Inc.1	1,979	68,572
Argo Group International Holdings Ltd.	3,800	157,244
Arrow Financial Corp.	1,400	34,496
Asset Acceptance Capital Corp.*	4,100	27,634
Asta Funding, Inc.	1,450	13,920
Astoria Financial Corp.1	14,800	145,928
Atlantic American Corp.1	3,400	11,356
Baldwin & Lyons, Inc. - Class B	1,100	26,169
Bancfirst Corp.	1,192	49,706
Bancorp of New Jersey, Inc.	1,100	14,300
Bancorp, Inc.*	6,500	90,025
BancorpSouth, Inc.1	9,100	148,330
Bank of Commerce Holdings	1,490	7,495
Bank of Kentucky Financial Corp.	380	10,423
Bank of Marin Bancorp	250	10,023
Banner Corp.	1,664	52,965
Bar Harbor Bankshares	200	7,310
BBCN Bancorp, Inc.1	8,200	107,092
BCB Bancorp, Inc.1	1,000	10,210
Berkshire Bancorp, Inc.	1,000	8,350
Berkshire Hills Bancorp, Inc.	2,500	63,925
BGC Partners, Inc. - Class A	15,400	64,064
BNC Bancorp	2,700	27,054
BofI Holding, Inc.*1	1,000	35,880
Boston Private Financial Holdings, Inc.1	9,700	95,836
Bridge Bancorp, Inc.	1,000	21,510
Bridge Capital Holdings*	1,535	23,393
Brookline Bancorp, Inc.	7,296	66,685
Bryn Mawr Bank Corp.	1,077	25,073
C&F Financial Corp.	500	20,475
Calamos Asset Management, Inc. - Class A	3,000	35,310
California First National Bancorp	1,600	27,664
Camden National Corp.	681	22,528
Cape Bancorp, Inc.	680	6,229
Capital Bank Financial Corp. - Class A	683	11,720
Capital City Bank Group, Inc.*1	2,900	35,815
Cardinal Financial Corp.1	2,500	45,450
Cathay General Bancorp1	8,100	162,972
Center Bancorp, Inc.1	973	12,094
Centerstate Banks, Inc.1	3,800	32,604
Central Pacific Financial Corp.*	4,000	62,680
Central Valley Community Bancorp1	1,060	8,978
Century Bancorp, Inc. - Class A	320	10,851
CFS Bancorp, Inc.1	1,000	7,910
Chemical Financial Corp.	2,500	65,950

Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIAL (Continued)
Cheviot Financial Corp.	800	$9,032
Citizens & Northern Corp.	1,200	23,400
Citizens Republic Bancorp, Inc.*	3,600	81,180
City Holding Co.1	1,300	51,727
CNB Financial Corp.1	930	15,857
CNO Financial Group, Inc.	17,800	203,810
CoBiz Financial, Inc.	4,100	33,128
Codorus Valley Bancorp, Inc.1	210	3,448
Columbia Banking System, Inc.1	5,000	109,900
Commercial National Financial Corp.	190	4,465
Community Bank Shares of Indiana, Inc.	571	9,404
Community Bank System, Inc.1	4,700	139,261
Community Bankers Trust Corp.*1	1,900	6,213
Community Partners Bancorp*	1,200	8,076
Community Trust Bancorp, Inc.	1,800	61,254
Cowen Group, Inc. - Class A*	13,562	38,245
Crawford & Co. - Class A	2,800	14,840
CVB Financial Corp.	12,600	142,002
DFC Global Corp.*	5,000	83,200
Dime Community Bancshares, Inc.	3,300	47,388
Donegal Group, Inc. - Class A	2,000	30,540
Doral Financial Corp.*	9,700	6,814
Eagle Bancorp, Inc.*	2,125	46,516
Eastern Insurance Holdings, Inc.	1,500	28,140
EMC Insurance Group, Inc.	1,418	37,336
Employers Holdings, Inc.1	4,600	107,732
Encore Capital Group, Inc.*1	3,900	117,390
Endurance Specialty Holdings Ltd.	4,100	195,980
Enstar Group Ltd.*	1,200	149,148
Enterprise Bancorp, Inc.	1,000	16,950
Enterprise Financial Services Corp.	1,400	20,076
ESB Financial Corp.	1,090	14,922
Evans Bancorp, Inc.	200	3,629
Farmers Capital Bank Corp.*	1,800	33,840
Farmers National Banc Corp.1	1,900	11,989
FBL Financial Group, Inc. - Class A1	3,300	128,436
FBR & Co.*	1,350	25,556
Federal Agricultural Mortgage Corp. - Class C	760	23,400
Fidelity Southern Corp.*	925	10,638
Financial Institutions, Inc.	1,040	20,758
First Acceptance Corp.*	3,718	5,056
First Bancorp	2,400	32,376
First BanCorp*1	22,200	138,306
First Bancorp, Inc.	870	15,669
First Busey Corp.	8,285	37,862
First Business Financial Services, Inc.1	506	13,611

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
As of March 31, 2013 (Unaudited)

Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIAL (Continued)
First Citizens Banc Corp.	501	$3,412
First Citizens BancShares, Inc. - Class A	500	91,350
First Commonwealth Financial Corp.	320	2,390
First Community Bancshares, Inc.	2,600	41,210
First Defiance Financial Corp.	1,700	39,644
First Financial Bancorp	7,100	113,955
First Financial Corp.1	1,100	34,639
First Financial Holdings, Inc.	3,200	67,072
First Interstate Bancsystem, Inc.	1,500	28,215
First M&F Corp.	2,800	39,620
First Merchants Corp.	3,699	57,224
First of Long Island Corp.	900	26,685
First South Bancorp, Inc.*	500	3,270
Firstbank Corp.	630	8,732
Firstcity Financial Corp.*	2,062	20,249
FirstMerit Corp.1	11,400	188,442
Flagstar Bancorp, Inc.*	6,500	90,480
Flushing Financial Corp.	2,900	49,126
FNB Corp.1	16,800	203,280
Fortegra Financial Corp.*	1,650	14,438
Gain Capital Holdings, Inc.	6,400	28,416
German American Bancorp, Inc.	710	16,337
GFI Group, Inc.	17,100	57,285
Glacier Bancorp, Inc.1	8,200	155,636
Great Southern Bancorp, Inc.	1,300	31,707
Greenlight Capital Re Ltd. - Class A*	4,100	100,245
Guaranty Bancorp*	15,000	31,500
Hallmark Financial Services*	2,200	19,800
Hanmi Financial Corp.*	4,400	70,400
Hanover Insurance Group, Inc.	4,400	218,636
Heartland Financial USA, Inc.	1,700	42,959
Heritage Commerce Corp.*1	2,099	14,126
Heritage Financial Corp.	2,050	29,725
Heritage Financial Group, Inc.	1,700	24,616
Heritage Oaks Bancorp*	2,370	13,509
HF Financial Corp.	650	8,912
Hingham Institution for Savings1	250	17,425
Home Bancorp, Inc.*	1,000	18,610
Home BancShares, Inc.1	2,400	90,408
HomeStreet, Inc.*1	1,800	40,212
HopFed Bancorp, Inc.	1,100	11,814
Horace Mann Educators Corp.	5,200	108,472
Horizon Bancorp	1,500	30,315
Hudson Valley Holding Corp.	1,288	19,153
Iberiabank Corp.	2,900	145,058
IF Bancorp, Inc.*	200	3,050
Independence Holding Co.	2,600	26,364

Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIAL (Continued)
Independent Bank Corp. - MI	3,200	$27,072
Independent Bank Corp. - MA1	2,700	87,993
Infinity Property & Casualty Corp.	900	50,580
Interactive Brokers Group, Inc. - Class A	6,000	89,460
International Bancshares Corp.1	8,000	166,400
Intervest Bancshares Corp. - Class A*	2,060	12,113
INTL. FCStone, Inc.*1	1,600	27,856
Investment Technology Group, Inc.*	5,057	55,779
Investors Bancorp, Inc.	7,000	131,460
Investors Title Co.	100	6,907
Janus Capital Group, Inc.1	20,700	194,580
JMP Group, Inc.	2,700	18,603
Kansas City Life Insurance Co.	1,500	58,695
Kemper Corp.	6,000	195,660
Lakeland Bancorp, Inc.1	3,800	37,430
Lakeland Financial Corp.	1,400	37,366
Laporte Bancorp, Inc.	715	7,293
LNB Bancorp, Inc.	1,600	13,296
Macatawa Bank Corp.*1	2,900	15,689
Maiden Holdings Ltd.	7,900	83,661
MainSource Financial Group, Inc.	1,550	21,762
Manning & Napier, Inc.	1,400	23,156
Marlin Business Services Corp.	1,989	46,125
MB Financial, Inc.	6,500	157,105
MBT Financial Corp.*	2,300	8,970
Meadowbrook Insurance Group, Inc.	8,500	59,925
Mercantile Bank Corp.	900	15,039
Merchants Bancshares, Inc.	310	9,342
Meta Financial Group, Inc.	1,600	42,432
Metro Bancorp, Inc.*	1,460	24,148
MetroCorp Bancshares, Inc.*	516	5,206
MGIC Investment Corp.*	33,400	164,996
MicroFinancial, Inc.	1,270	10,706
Middleburg Financial Corp.	1,000	19,410
MidSouth Bancorp, Inc.	263	4,276
MidWestOne Financial Group, Inc.	1,000	23,810
Monarch Financial Holdings, Inc.1	1,800	19,098
Montpelier Re Holdings Ltd.1	7,200	187,560
MutualFirst Financial, Inc.	720	10,238
NASB Financial, Inc.*1	520	10,946
National Bankshares, Inc.1	800	27,944
National Financial Partners Corp.*1	4,000	89,800
National Interstate Corp.	1,800	53,964
National Penn Bancshares, Inc.1	17,150	183,334
National Western Life Insurance Co. - Class A	200	35,200
Navigators Group, Inc.*	1,800	105,750
NBT Bancorp, Inc.	5,031	111,437

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
As of March 31, 2013 (Unaudited)

Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIAL (Continued)
Nelnet, Inc. - Class A1	4,300	$145,383
New Hampshire Thrift Bancshares, Inc.	415	5,437
NewBridge Bancorp*	2,100	12,369
North Valley Bancorp*	1,300	23,010
Northrim BanCorp, Inc.1	800	17,976
Northwest Bancshares, Inc.	11,900	151,011
Norwood Financial Corp.	60	1,838
Oak Valley Bancorp*	300	2,457
Ocean Shore Holding Co.	310	4,650
OceanFirst Financial Corp.	2,400	34,608
Old Line Bancshares, Inc.1	400	4,968
Old National Bancorp1	10,300	141,625
Old Point Financial Corp.	561	7,237
OneBeacon Insurance Group Ltd. - Class A1	3,230	43,702
Oneida Financial Corp.	230	2,926
Oppenheimer Holdings, Inc. - Class A	2,300	44,758
Oritani Financial Corp.	4,100	63,509
Orrstown Financial Services, Inc.*	533	7,883
Pacific Continental Corp.	2,900	32,393
Pacific Mercantile Bancorp*	1,800	10,530
Pacific Premier Bancorp, Inc.*	1,930	25,380
PacWest Bancorp1	3,700	107,707
Palmetto Bancshares, Inc.*1	300	3,480
Park National Corp.1	1,800	125,622
Peapack Gladstone Financial Corp.1	540	8,051
Penns Woods Bancorp, Inc.	400	16,388
Peoples Bancorp of North Carolina, Inc.	300	3,390
Peoples Bancorp, Inc.	790	17,688
Phoenix Cos., Inc.*	900	27,711
Pinnacle Financial Partners, Inc.*1	3,900	91,104
Piper Jaffray Cos.*	1,300	44,603
Platinum Underwriters Holdings Ltd.	3,400	189,788
Preferred Bank*	1,500	23,670
Premier Financial Bancorp, Inc.	800	9,272
Primerica, Inc.	6,300	206,451
PrivateBancorp, Inc.	7,200	136,152
Provident Financial Holdings, Inc.1	990	16,840
Provident Financial Services, Inc.	7,200	110,016
Provident New York Bancorp	5,300	47,965
Pulaski Financial Corp.1	1,290	13,635
PVF Capital Corp.*	3,100	12,276
QCR Holdings, Inc.	500	8,250
Radian Group, Inc.1	17,300	185,110
Regional Management Corp.1	407	8,213
Renasant Corp.1	2,500	55,950
Republic Bancorp, Inc. - Class A1	2,400	54,336
Republic First Bancorp, Inc.*	3,400	9,418

Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIAL (Continued)
Riverview Bancorp, Inc.*	450	$1,188
RLI Corp.	2,200	158,136
Rockville Financial, Inc.	5,000	64,800
S&T Bancorp, Inc.	3,800	70,452
Safety Insurance Group, Inc.	1,300	63,895
Sandy Spring Bancorp, Inc.	3,000	60,300
SCBT Financial Corp.1	2,400	120,960
Selective Insurance Group, Inc.	7,200	172,872
Severn Bancorp, Inc.*	300	1,521
Shore Bancshares, Inc.	591	4,031
Sierra Bancorp1	1,700	22,355
Simmons First National Corp. - Class A	1,400	35,448
Simplicity Bancorp, Inc.	1,100	16,533
Southern National Bancorp of Virginia, Inc.	1,300	12,584
Southside Bancshares, Inc.1	1,500	31,515
Southwest Bancorp, Inc.*	360	4,522
StanCorp Financial Group, Inc.1	6,000	256,560
State Auto Financial Corp.1	4,300	74,906
State Bank Financial Corp.1	2,942	48,161
StellarOne Corp.	2,700	43,605
Sterling Bancorp	2,900	29,435
Sterling Financial Corp.	6,600	143,154
Stewart Information Services Corp.	3,700	94,239
Stifel Financial Corp.*1	5,050	175,084
Stratus Properties, Inc.*	216	3,462
Suffolk Bancorp*	1,200	17,088
Summit Financial Group, Inc.*	1,000	7,080
SWS Group, Inc.*	4,800	29,040
SY Bancorp, Inc.1	1,300	29,250
Symetra Financial Corp.	14,300	191,906
Synovus Financial Corp.1	61,800	171,186
Taylor Capital Group, Inc.*	2,400	38,376
TCF Financial Corp.1	8,400	125,580
Teche Holding Co.	33	1,361
Territorial Bancorp, Inc.	1,100	26,158
Timberland Bancorp, Inc.	977	8,011
Tompkins Financial Corp.	990	41,679
Tower Financial Corp.	300	4,179
TowneBank1	2,700	40,419
Trico Bancshares	1,900	32,490
TrustCo Bank Corp. NY	12,000	66,960
Trustmark Corp.1	7,100	177,571
Umpqua Holdings Corp.	13,300	176,358
Union First Market Bankshares Corp.	2,300	44,988
United Bankshares, Inc.1	5,000	133,050
United Community Banks, Inc.*1	5,600	63,504
United Community Financial Corp.*	4,622	17,933

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
As of March 31, 2013 (Unaudited)

Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIAL (Continued)
United Financial Bancorp, Inc.	1,700	$25,840
United Fire Group, Inc.	2,900	73,863
United Insurance Holdings Corp.	2,000	11,460
United Security Bancshares*1	4,225	18,506
Universal Insurance Holdings, Inc.	6,300	30,303
Univest Corp. of Pennsylvania	1,800	31,356
Valley National Bancorp1	22,000	225,060
ViewPoint Financial Group, Inc.	4,700	94,517
Virginia Commerce Bancorp, Inc.*	2,500	35,125
Washington Banking Co.	3,000	41,820
Washington Federal, Inc.	12,500	218,750
Washington Trust Bancorp, Inc.	1,600	43,808
Waterstone Financial, Inc.*	2,830	23,404
Webster Financial Corp.	9,400	228,044
WesBanco, Inc.	2,900	69,455
West Bancorporation, Inc.	4,020	44,622
West Coast Bancorp	1,900	46,132
Western Alliance Bancorp*1	9,000	124,470
Wilshire Bancorp, Inc.*1	12,200	82,716
Wintrust Financial Corp.1	3,800	140,752
WSFS Financial Corp.	800	38,912
Xenith Bankshares, Inc.*	500	2,580
Yadkin Valley Financial Corp.*	7,335	29,413
		17,494,487
INDUSTRIAL – 17.5%
AAR Corp.	5,700	104,823
Advanced Energy Industries, Inc.*	3,600	65,880
Aegion Corp.*1	4,800	111,120
Aerovironment, Inc.*	2,400	43,512
Air Transport Services Group, Inc.*1	12,200	71,126
Alamo Group, Inc.	1,300	49,725
Albany International Corp. - Class A	2,500	72,250
Alliant Techsystems, Inc.	2,400	173,856
Allied Motion Technologies, Inc.	820	5,658
AM Castle & Co.*1	3,500	61,285
Ameresco, Inc. - Class A*	4,000	29,520
Ampco-Pittsburgh Corp.1	1,200	22,584
API Technologies Corp.*1	5,822	14,438
Arkansas Best Corp.	5,200	60,736
Astec Industries, Inc.1	3,100	108,283
Atlas Air Worldwide Holdings, Inc.*	4,000	163,040
AVX Corp.	14,600	173,886
Ballantyne Strong, Inc.*	3,200	13,536
Barnes Group, Inc.	5,300	153,329
Bel Fuse, Inc. - Class B	2,480	38,713
Benchmark Electronics, Inc.*	6,800	122,604
Brady Corp. - Class A	6,300	211,239

Number of Shares	Value
COMMON STOCKS (Continued)
INDUSTRIAL (Continued)
Briggs & Stratton Corp.1	7,000	$173,670
Bristow Group, Inc.	2,700	178,038
Broadwind Energy, Inc.*	5,701	24,913
CAI International, Inc.*	3,300	95,073
Chase Corp.	2,351	45,233
Checkpoint Systems, Inc.*	5,600	73,136
CIRCOR International, Inc.	1,550	65,689
Coherent, Inc.	2,000	113,480
Columbus McKinnon Corp.*	2,800	53,900
Comfort Systems USA, Inc.	3,500	49,315
Core Molding Technologies, Inc.*	1,500	13,320
Covenant Transportation Group, Inc. - Class A*	2,910	17,431
CPI Aerostructures, Inc.*	1,000	8,530
CTS Corp.	4,400	45,980
Cubic Corp.	2,929	125,127
Curtiss-Wright Corp.	4,900	170,030
CyberOptics Corp.*	2,022	11,364
DHT Holdings, Inc.	280	1,338
Ducommun, Inc.*	1,400	27,692
Dycom Industries, Inc.*	2,900	57,101
Dynamic Materials Corp.	1,227	21,350
Eagle Bulk Shipping, Inc.*1	1,362	4,794
Eastern Co.	700	12,278
Ecology and Environment, Inc. - Class A	950	12,825
Electro Scientific Industries, Inc.	4,400	48,620
EMCOR Group, Inc.	2,800	118,636
Encore Wire Corp.1	2,800	98,056
EnerNOC, Inc.*	4,200	72,954
EnerSys, Inc.*	4,000	182,320
EnPro Industries, Inc.*	2,900	148,335
Era Group, Inc.1	2,300	48,254
Erickson Air-Crane, Inc.	500	8,130
ESCO Technologies, Inc.	2,500	102,100
Esterline Technologies Corp.*	2,900	219,530
Fabrinet*	4,600	67,206
Flow International Corp.*1	5,400	21,114
FreightCar America, Inc.	2,500	54,550
Frequency Electronics, Inc.1	944	8,817
Frontline Ltd.*	20,900	48,906
Fuel Tech, Inc.*1	3,100	13,392
Furmanite Corp.*	4,200	28,098
Genco Shipping & Trading Ltd.*1	6,500	18,785
Gencor Industries, Inc.*	1,500	10,770
General Cable Corp.*	6,500	238,095
General Finance Corp.*1	2,660	11,970
Gibraltar Industries, Inc.*1	4,800	87,600

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
As of March 31, 2013 (Unaudited)

Number of Shares	Value
COMMON STOCKS (Continued)
INDUSTRIAL (Continued)
Global Power Equipment Group, Inc.	3,500	$61,670
GrafTech International Ltd.*1	16,300	125,184
Granite Construction, Inc.	5,100	162,384
Greenbrier Cos., Inc.*	4,500	102,195
Griffon Corp.	10,000	119,100
GSE Holding, Inc.*	3,576	29,538
Gulfmark Offshore, Inc. - Class A	3,200	124,704
Hardinge, Inc.	1,700	23,171
Harsco Corp.	6,400	158,464
Heritage-Crystal Clean, Inc.*1	3,200	48,320
Hurco Cos., Inc.*1	1,600	43,568
Identive Group, Inc.*1	10,000	14,800
IEC Electronics Corp.*	1,180	6,785
II-VI, Inc.*	6,700	114,168
Insteel Industries, Inc.	3,200	52,224
Integrated Electrical Services, Inc.*	600	3,828
International Shipholding Corp.	1,500	27,270
Intevac, Inc.*1	4,500	21,240
Iteris, Inc.*1	3,400	6,188
Itron, Inc.*	2,900	134,560
Kadant, Inc.*	2,200	55,000
Kemet Corp.*	9,000	56,250
Key Technology, Inc.*	2,200	27,808
Knightsbridge Tankers Ltd.1	2,300	18,860
Kratos Defense & Security Solutions, Inc.*1	9,100	45,773
Lawson Products, Inc.	1,200	21,096
Layne Christensen Co.*	1,900	40,622
LB Foster Co. - Class A	1,000	44,290
LMI Aerospace, Inc.*1	1,100	22,869
LoJack Corp.*	1,200	3,744
LS Starrett Co. - Class A	2,221	24,542
LSI Industries, Inc.1	2,500	17,450
Lydall, Inc.*	3,088	47,432
Marten Transport Ltd.	4,000	80,520
Met-Pro Corp.	1,270	13,119
Metabolix, Inc.*1	6,000	10,980
Metalico, Inc.*1	8,500	13,685
Methode Electronics, Inc.	3,900	50,232
Mfri, Inc.*	820	5,912
Michael Baker Corp.	330	8,085
Moog, Inc. - Class A*1	4,200	192,486
Multi-Fineline Electronix, Inc.*	3,851	59,421
MYR Group, Inc.*	1,900	46,664
NACCO Industries, Inc. - Class A	519	27,694
NAPCO Security Technologies, Inc.*1	2,700	10,800
National Presto Industries, Inc.	354	28,497
National Technical Systems, Inc.*	800	7,408

Number of Shares	Value
COMMON STOCKS (Continued)
INDUSTRIAL (Continued)
NL Industries, Inc.	7,300	$90,666
NN, Inc.*	4,000	37,840
Northwest Pipe Co.*	900	25,182
Olympic Steel, Inc.1	1,800	43,020
Orbital Sciences Corp.*1	6,200	103,540
Orion Energy Systems, Inc.*	4,504	11,035
Orion Marine Group, Inc.*	3,200	31,808
Pacer International, Inc.*	6,020	30,281
PAM Transportation Services, Inc.	1,200	12,708
Perma-Fix Environmental Services*	6,040	4,953
PHI, Inc.	100	3,213
PHI, Inc.2	1,200	41,052
Pike Electric Corp.	4,900	69,727
Plexus Corp.*	3,600	87,516
PMFG, Inc.*1	2,000	12,340
Power-One, Inc.*1	16,100	66,815
PowerSecure International, Inc.*	1,600	20,336
Providence and Worcester Railroad Co.	100	1,517
Quanex Building Products Corp.1	6,000	96,540
Rand Logistics, Inc.*1	2,182	13,365
Roadrunner Transportation Systems, Inc.*	3,100	71,300
Rofin-Sinar Technologies, Inc.*1	3,100	83,979
Rogers Corp.*1	2,000	95,240
RTI International Metals, Inc.*1	4,500	142,605
Saia, Inc.*	1,080	39,063
Sanmina Corp.*	10,100	114,736
Ship Finance International Ltd.1	8,800	155,232
SIFCO Industries, Inc.	1,100	20,020
SL Industries, Inc.	877	15,900
Sparton Corp.*	2,600	34,840
Sterling Construction Co., Inc.*	2,600	28,314
Stoneridge, Inc.*	6,200	47,368
STR Holdings, Inc.*	8,000	17,200
SunPower Corp.*1	13,400	154,636
Synalloy Corp.	1,902	26,400
Sypris Solutions, Inc.	4,000	16,720
Tech Data Corp.*	3,500	159,635
Tecumseh Products Co. - Class A*	3,600	31,392
Tecumseh Products Co. - Class B*1	3,300	27,555
Teekay Tankers Ltd. - Class A1	9,900	28,215
Tetra Tech, Inc.*	7,094	216,296
Transcat, Inc.*	1,941	12,345
TTM Technologies, Inc.*	9,800	74,480
Tutor Perini Corp.*	6,200	119,722
Twin Disc, Inc.1	1,900	47,652
U.S. Concrete, Inc.*	1,721	23,767
UFP Technologies, Inc.*	1,300	25,597

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
As of March 31, 2013 (Unaudited)

Number of Shares	Value
COMMON STOCKS (Continued)
INDUSTRIAL (Continued)
Ultralife Corp.*	2,782	$12,185
Universal Forest Products, Inc.1	2,500	99,525
Universal Truckload Services, Inc.*	800	18,664
USA Truck, Inc.*	3,600	17,676
UTi Worldwide, Inc.1	12,316	178,336
Viasystems Group, Inc.*	1,752	22,846
Vicor Corp.*	4,700	23,359
Vishay Intertechnology, Inc.*1	13,700	186,594
Vishay Precision Group, Inc.*	2,000	29,360
VSE Corp.	600	14,994
Watts Water Technologies, Inc. - Class A1	3,800	182,286
Willis Lease Finance Corp.*	2,169	32,795
XPO Logistics, Inc.*1	3,200	53,920
Zagg, Inc.*1	5,800	42,224
Zygo Corp.*	1,694	25,088
		10,863,103
TECHNOLOGY – 7.2%
Agilysys, Inc.*	3,100	30,814
Alpha & Omega Semiconductor Ltd.*	3,800	33,744
Amkor Technology, Inc.*1	17,850	71,400
ANADIGICS, Inc.*	5,900	11,800
Astro-Med, Inc.	2,600	24,908
ATMI, Inc.*	5,200	116,636
Avid Technology, Inc.*	5,150	32,291
Axcelis Technologies, Inc.*1	19,300	24,125
AXT, Inc.*	4,700	13,818
Brooks Automation, Inc.	8,300	84,494
CACI International, Inc. - Class A*1	2,800	162,036
Cascade Microtech, Inc.*1	3,230	23,127
Ceva, Inc.*1	2,900	45,240
CIBER, Inc.*	11,500	54,050
Cohu, Inc.	3,600	33,696
Digi International, Inc.*	5,200	46,436
Digital River, Inc.*	4,400	62,216
Diodes, Inc.*1	5,332	111,866
Dot Hill Systems Corp.*	17,143	18,857
DSP Group, Inc.*	4,700	37,929
Dynamics Research Corp.*	2,600	15,496
Ebix, Inc.1	4,800	77,856
Echelon Corp.*	8,500	20,740
Electronics for Imaging, Inc.*	4,700	119,192
Emcore Corp.*1	3,315	19,293
Emulex Corp.*	10,200	66,606
Entegris, Inc.*	15,100	148,886
Entropic Communications, Inc.*1	11,900	48,433

Number of Shares	Value
COMMON STOCKS (Continued)
TECHNOLOGY (Continued)
EPIQ Systems, Inc.	4,600	$64,538
Fairchild Semiconductor International, Inc.*	11,400	161,196
FormFactor, Inc.*	8,000	37,600
Geeknet, Inc.*	1,500	22,155
GSI Technology, Inc.*	2,790	18,386
GT Advanced Technologies, Inc.*1	14,100	46,389
Hutchinson Technology, Inc.*1	7,000	19,250
Imation Corp.*	6,300	24,066
Innodata, Inc.*	6,900	23,805
Insight Enterprises, Inc.*1	5,178	106,770
Integrated Silicon Solution, Inc.*	3,500	32,095
International Rectifier Corp.*1	9,900	209,385
IXYS Corp.	4,400	42,196
Key Tronic Corp.*	2,300	26,358
Lexmark International, Inc. - Class A1	6,800	179,452
Majesco Entertainment Co.*1	7,500	4,088
ManTech International Corp. - Class A1	3,500	94,045
Mattson Technology, Inc.*	9,000	12,420
MEMC Electronic Materials, Inc.*	28,800	126,720
Mercury Systems, Inc.*	5,200	38,324
MKS Instruments, Inc.	5,900	160,480
NCI, Inc. - Class A*	4,300	20,812
Official Payments Holdings, Inc.*	3,600	20,412
OmniVision Technologies, Inc.*1	6,000	82,680
PAR Technology Corp.*	2,200	10,318
Pericom Semiconductor Corp.*	4,000	27,240
Photronics, Inc.*	11,500	76,820
QLogic Corp.*	11,100	128,760
Radisys Corp.*	4,300	21,156
Richardson Electronics Ltd.	1,500	17,790
Rimage Corp.	2,500	22,550
Rudolph Technologies, Inc.*1	4,500	53,010
Sapiens International Corp. N.V.	871	4,738
Schawk, Inc.1	3,100	34,069
Sigma Designs, Inc.*	4,600	22,402
Smith Micro Software, Inc.*	3,500	4,620
Soundbite Communications, Inc.	2,300	7,084
Spansion, Inc. - Class A*1	9,900	127,413
STEC, Inc.*1	7,500	33,150
Super Micro Computer, Inc.*	7,200	81,288
Sykes Enterprises, Inc.*	7,300	116,508
SYNNEX Corp.*1	4,500	166,500
TriQuint Semiconductor, Inc.*	18,400	92,920
Ultra Clean Holdings*1	6,300	40,950
Veeco Instruments, Inc.*1	5,400	206,982

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
As of March 31, 2013 (Unaudited)

Number of Shares	Value
COMMON STOCKS (Continued)
TECHNOLOGY (Continued)
Volterra Semiconductor Corp.*	2,800	$39,760
Wayside Technology Group, Inc.	1,200	14,268
		4,479,903

TOTAL COMMON STOCKS
(Cost $55,072,483)		61,628,979

PREFERRED STOCKS – 0.0%
ENERGY – 0.0%
DHT Holdings, Inc.3	7	—

TOTAL PREFERRED STOCKS
(Cost $980)		—

RIGHTS – 0.0%
FINANCIAL – 0.0%
United Community Financial Corp.*3	4,622	231

TOTAL RIGHTS
(Cost $0)		231

MONEY MARKET INVESTMENTS – 28.6%
BlackRock Liquidity Funds TempFund Portfolio, 0.09%4,5	12,175,032	12,175,032
Federated Treasury Obligations Fund, 0.01%4	387,807	387,807
Fidelity Institutional Money Market Portfolio - Class I, 0.11%4,5	5,217,871	5,217,871

TOTAL MONEY MARKET INVESTMENTS
(Cost $17,780,710)		17,780,710

TOTAL INVESTMENTS – 127.9%
(Cost $72,854,173)		79,409,920

Liabilities less other assets – (27.9)%		(17,324,008)

TOTAL NET ASSETS – 100.0%		$62,085,912

*	Non-income producing security.

1	All or a portion of shares are on loan.

2	Shares are non-voting.

3
This security is an illiquid security and valued at its fair value as determined in good faith by the Adviser, in accordance with procedures established by, and under the general supervision of, the Fund’s Board of Trustees.

4	Variable rate security; the rate shown represents the rate at March 31, 2013.

5	Investments purchased with cash proceeds from securities lending.

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund
SUMMARY OF INVESTMENTS
As of March 31, 2013 (Unaudited)

Security Type/Industry	Percent of Total Net Assets
Common Stocks
Banks	14.5%
Insurance	8.0%
Retail	6.3%
Commercial Services	5.8%
Electronics	4.3%
Semiconductors	4.1%
Telecommunications	3.3%
Savings & Loans	3.1%
Transportation	2.6%
Healthcare-Services	2.6%
Oil & Gas	2.6%
Diversified Financial Services	2.5%
Chemicals	2.3%
Aerospace/Defense	2.1%
Computers	2.1%
Oil & Gas Services	2.0%
Food	2.0%
Apparel	2.0%
Healthcare-Products	1.8%
Electrical Components & Equipment	1.7%
Entertainment	1.4%
Miscellaneous Manufacturing	1.4%
Engineering & Construction	1.4%
Internet	1.2%
Mining	1.2%
Machinery-Diversified	1.2%
Media	1.1%
Software	1.1%
Leisure Time	1.0%
Metal Fabricate/Hardware	0.8%
Building Materials	0.8%
Airlines	0.8%
Distribution/Wholesale	0.8%
Pharmaceuticals	0.8%
Auto Parts & Equipment	0.7%
Coal	0.7%
Iron/Steel	0.7%
Agriculture	0.7%
Forest Products & Paper	0.7%
Home Furnishings	0.7%
Environmental Control	0.6%
Household Products/Wares	0.6%
Textiles	0.5%
Energy-Alternate Sources	0.3%
Holding Companies-Diversified	0.3%
Lodging	0.3%
Storage/Warehousing	0.3%

Security Type/Industry	Percent of Total Net Assets
Biotechnology	0.3%
Home Builders	0.3%
Trucking & Leasing	0.2%
Advertising	0.2%
Toys/Games/Hobbies	0.2%
Machinery-Construction & Mining	0.2%
Hand/Machine Tools	0.1%
Packaging & Containers	0.0%
Beverages	0.0%
Housewares	0.0%
Real Estate	0.0%
Total Common Stocks	99.3%
Preferred Stocks	0.0%
Rights	0.0%
Money Market Investments	28.6%
Total Investments	127.9%
Liabilities less other assets	(27.9)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Vericimetry Funds
Vericimetry U.S. Small Cap Value Fund
STATEMENT OF ASSETS AND LIABILITIES
March 31, 2013 (Unaudited)

ASSETS
Investments in securities, at value (cost $72,854,173)	$79,409,920
Cash	14,640
Receivables:
Securities sold	649,525
Fund shares issued	278,568
Dividends and interest	34,163
Securities lending income	7,028
Prepaid expenses	42,553
Total assets	80,436,397

LIABILITIES
Collateral due to broker for securities loaned	17,392,903
Payables:
Securities purchased	912,649
Due to Trustees	11,913
Due to Adviser	5,308
Accrued other expenses	27,712
Total liabilities	18,350,485

NET ASSETS	$62,085,912

COMPONENTS OF NET ASSETS
Paid-in-capital	$53,566,600
Accumulated undistributed net investment income	29,816
Accumulated net realized gain on investments	1,933,749
Net unrealized appreciation on investments	6,555,747
NET ASSETS	$62,085,912

Shares outstanding no par value (unlimited shares authorized)	4,831,972

Net asset value, offering and redemption price per share	$12.85

See accompanying Notes to Financial Statements.

Vericimetry Funds
Vericimetry U.S. Small Cap Value Fund
STATEMENT OF OPERATIONS
For the Six Months Ended March 31, 2013 (Unaudited)

INVESTMENT INCOME
Income
Dividends (net of foreign withholding taxes of $33)	$542,867
Securities lending income	36,777
Interest	27
Total investment income	579,671

Expenses
Investment advisory fees	121,684
Fund accounting and administration fees and expenses	42,446
Transfer agent fees	25,742
Offering costs	25,096
Professional fees	21,603
Trustees' fees and expenses	19,413
Registration fees	18,737
Insurance fees	17,260
Custody fees	14,161
Shareholder reporting fees	5,382

Total expenses	311,524
Expenses reimbursed	(165,498)
Net expenses	146,026
Net investment income	433,645

Net Realized and Unrealized Gain from Investments
Net realized gain on investments	2,137,892
Net change in unrealized appreciation on investments	5,148,480
Net realized and unrealized gain on investments	7,286,372

Net Increase in Net Assets from Operations	$7,720,017

See accompanying Notes to Financial Statements.

Vericimetry Funds
Vericimetry U.S. Small Cap Value Fund
STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2013 (Unaudited)	For the Period from December 27, 2011* to September 30, 2012
INCREASE (DECREASE) IN NET ASSETS FROM
Operations
Net investment income	$433,645	$150,875
Net realized gain on investments	2,137,892	297,778
Net change in unrealized appreciation on investments	5,148,480	1,407,267
Net increase resulting from operations	7,720,017	1,855,920

Distributions to Shareholders
From net investment income	(455,018)	(109,928)
From net realized gains	(516,825)	—
Net decrease resulting from distributions	(971,843)	(109,928)

Capital Transactions
Proceeds from shares issued	18,222,304	38,356,998
Reinvestment of distributions	971,843	109,928
Cost of shares repurchased	(2,658,703)	(1,510,624)
Net increase resulting from capital transactions	16,535,444	36,956,302

Total increase in net assets	23,283,618	38,702,294

Net Assets
Beginning of period	38,802,294	100,000
End of period	$62,085,912	$38,802,294

Accumulated undistributed net investment income	$29,816	$51,189

Capital Share Activity
Shares issued	1,551,396	3,538,393
Shares reinvested	87,049	10,403
Shares redeemed	(229,851)	(135,418)
Net increase in capital shares	1,408,594	3,413,378

*	Commencement of operations.

See accompanying Notes to Financial Statements.

Vericimetry Funds
Vericimetry U.S. Small Cap Value Fund
FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout the period

	Six Months Ended March 31, 2013 (Unaudited)		For the Period from December 27, 2011* to September 30, 2012
Net asset value, beginning of period	$11.33		$10.00
Income from Investment Operations:
Net investment income	0.11		0.05
Net realized and unrealized gain on investments	1.67		1.32
Total from investment operations	1.78		1.37

Less Distributions:
From net investment income	(0.12)		(0.04)
From net realized gain	(0.14)		—
Total distributions	(0.26)		(0.04)

Net asset value, end of period	$12.85		$11.33

Total return	16.11	%(1)	13.75	%(1)

Ratios and Supplemental Data
Net assets, end of period (in thousands)	$62,086		$38,802

Ratio of expenses to average net assets
Before fees reimbursed by the Adviser	1.28	%(2)	2.80	%(2)
After fees reimbursed by the Adviser	0.60	%(2)	0.60	%(2)
Ratio of net investment income (loss) to average net assets
Before fees reimbursed by the Adviser	1.10	%(2)	(1.18	%)(2)
After fees reimbursed by the Adviser	1.78	%(2)	1.02	%(2)

Portfolio turnover rate	19	%(1)	33	%(1)

*	Commencement of operations.

(1)	Not Annualized.

(2)	Annualized.

See accompanying Notes to Financial Statements.

Vericimetry Funds
NOTES TO FINANCIAL STATEMENTS
As of March 31, 2013 (Unaudited)

1.	Organization

Vericimetry Funds (the “Trust”), a Delaware Statutory Trust, is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Trust consists of the Vericimetry U.S. Small Cap Value Fund (the “Fund”). The Fund’s primary investment objective is to provide long-term capital appreciation. The Fund commenced operations on December 27, 2011.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) for investment companies. The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses. Actual results may differ from those estimates and disclosure of contingent assets and liabilities.

(a)
Investment Valuation – Investments in securities traded on a national securities exchange are valued at the last reported sales price on the day of valuation. Securities traded on the Nasdaq National Market are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale or NOCP, the value of such securities will be at the mean between the most recent quoted bid and ask prices. Short-term investments are valued at amortized cost, which approximates fair value. If amortized cost does not approximate fair value, short-term securities are reported at fair value. Securities for which market quotations are not readily available are valued at their estimated fair value as determined in good faith by the Adviser under procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees.

Under GAAP, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels and described below:

Level 1 –
quoted prices for active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 –
other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Quoted prices for identical or similar assets in markets that are not active. Inputs that are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement at Level 3 measurement.

Level 3 –	significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

In addition, the Fund has adopted Accounting Standards Update No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs which establishes common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards. Enhanced disclosure is required to detail any transfers in to and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers.

Vericimetry Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
As of March 31, 2013 (Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the fair values of the Fund’s investments in each category as March 31, 2013:

	Level 1	Level 2*	Level 3*	Total
Investments in Securities
Common Stocks(1)	$61,628,979	$—	$—	$61,628,979
Preferred Stocks	—	—	—	—
Rights	—	231	—	231
Money Market Investments	17,780,710	—	—	17,780,710
Total Investments in Securities	$79,409,689	$231	$—	$79,409,920

*
The Fund held one Level 2 security at period end, which was a set of rights fair valued by the Adviser. The Fund held one Level 3 security at period end, which was a preferred stock with no publicly available information related to its valuation. This security was fair valued at $0 by the Adviser. All fair valuations were in accordance with procedures established by and under the general supervision of the Trust’s Board of Trustees. There were no transfers between each of the three levels. The Fund recognizes such transfers between levels at the end of the reporting period.

(1)	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by sector classification, please refer to the Schedule of Investments.

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value.

Vericimetry U.S. Small Cap Value Fund
Beginning balance on September 30, 2012	$—
Purchases	—
Sales	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Transfers in and/or out of Level 3	—
Ending balance March 31, 2013	$—
Net change in unrealized appreciation (depreciation) on Level 3 investments held as of March 31, 2013	$—

(b)
Investment Transactions, Investment Income and Expenses – Investment transactions are recorded on trade date for financial reporting purposes. Dividend income is recorded on the ex-dividend date. Securities gains and losses are calculated based on highest cost, long-term holdings. Interest income is recognized on accrual basis and includes, where applicable, the amortization or accretion of premium or discount.

The Fund incurred offering costs of $105,570, which were amortized over a one-year period from December 27, 2011 (commencement of operations) through December 27, 2012. The Fund also incurred organizational costs of $114,068 prior to the commencement of operations of the Fund which were reimbursed by the Adviser. The Fund’s offering costs and previously waived organizational costs are subject to reimbursement in accordance with the Fund’s Expense Limitation Agreement discussed in Note 3.

Vericimetry Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
As of March 31, 2013 (Unaudited)

(c)
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Fund to analyze all open tax years as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the six month ended March 31, 2013, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(d)
Distributions to Shareholders – The Fund declares and pays dividends at least annually from net investment income and from net realized gains, if any. Distributions to shareholders are recorded on ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain/(loss) items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

(e)
Securities Lending – The Fund is authorized to lend a portion of its portfolio securities (up to a maximum value of one-third of the Fund’s total asset value) for the purpose of seeking to earn additional income. A principal risk in lending portfolio securities, as with other extensions of credit, is the possible loss of rights in the collateral should the borrower fail financially. In addition, the Fund may be exposed to the risk that the sale of any collateral realized will not yield proceeds sufficient to replace the loaned securities. In determining whether to lend securities to a particular borrower, the Adviser (subject to oversight by the Board) will consider all relevant facts and circumstances, including the creditworthiness of the borrower. The loans would be made only to firms deemed by the Adviser to be of good standing, and when, in the judgment of the Adviser, the consideration that can be earned from securities loans of this type justifies the attendant risk. Collateral will be received and maintained by the Fund’s custodian concurrent with delivery of the loaned securities and kept in a segregated account or designated on the records of the custodian for the benefit of the Fund. The Fund will have the right to call a loan and obtain the securities loaned at any time on five days’ notice. While securities are on loan, the borrower will pay the Fund any income from the securities.

The Fund may invest any cash collateral in portfolio securities and earn additional income or receive an agreed-upon amount of income from a borrower who has delivered equivalent collateral. Any such investment of cash collateral will subject the Fund to the related investment risks. The Fund will not have the right to vote on any securities having voting rights during the existence of the loan. The Fund will have the right to regain record ownership of loaned securities in order to exercise ownership rights such as voting rights, subscription rights and rights to dividends, interest or distributions. The Fund may pay reasonable administrative and custodial fees in connection with the loan.

At March 31, 2013, the value of securities loaned by the Fund was $16,500,955. Securities purchased via reinvestment of cash collateral received as part of the securities lending program can be found in the Fund’s Schedule of Investments.

Vericimetry Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
As of March 31, 2013 (Unaudited)

3.	Investment Advisory and Other Agreements

The Fund has entered into an Investment Advisory Agreement with the Adviser, pursuant to which the Adviser will provide general investment advisory services for the Fund. For providing these services, the Adviser will receive a fee from the Fund, accrued daily and paid monthly, at an annual rate equal to 0.50% of the Fund’s average daily net assets. However, the Adviser has contractually agreed through an Expense Limitation Agreement to reimburse the Fund so that its total annual operating expenses, including offering costs and the previously waived organizational costs, excluding interest, taxes, brokerage commissions and other expenses that are capitalized in accordance with GAAP, and other extraordinary costs, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business, do not exceed 0.60% of the Fund’s average net assets per year, through January 28, 2014.

Under the terms of the Expense Limitation Agreement, at any time the expenses of the Fund, which include offering costs and the previously waived organizational costs, are less than the expense limitation, the Adviser retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed, to the extent that such reimbursement will not cause the Fund’s annualized expenses to exceed 0.60% of its average net assets on an annualized basis. The Fund is not obligated to reimburse the Adviser for fees previously waived or expenses previously assumed by the Adviser more than three years before the date of such reimbursement. As of March 31, 2013, reimbursements (including offering costs and the previously waived organizational costs) that may potentially be made by the Fund to the Adviser total $606,049, which expire as follows:

September 22, 2014	$114,068
September 30, 2015	$326,483
September 30, 2016	$165,498

Certain officers and Trustees of the Trust are also officers of the Adviser.

4.	Federal Income Tax Information

At March 31, 2013, gross unrealized appreciation and depreciation on investments owned by the Fund, based on cost for federal income tax purposes, were as follows:

Cost of Investments	$72,856,383
Gross Unrealized Appreciation	$8,647,533
Gross Unrealized Depreciation	(2,093,996)
Net Unrealized Appreciation (Depreciation)	$6,553,537

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of September 30, 2012 the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed Ordinary Income	$352,678
Undistributed Long-term Gains	—
Tax Accumulated Earnings	352,678
Accumulated Capital and Other Losses	$—
Unrealized Appreciation on Investments	1,418,460
Total Accumulated Earnings (Deficit)	$1,771,138

Vericimetry Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
As of March 31, 2013 (Unaudited)

The tax character of distributions paid during the fiscal period ended September 30, 2012 were as follows:

September 30, 2012
Distributions Paid From:
Ordinary Income	$109,928
Long-term Capital gains	—
Total Distributions	$109,928

5.	Investment Transactions

For the six months ended March 31, 2013, purchases and sales of investments, excluding short-term investments, were as follows:

	Purchases	Sales
Vericimetry U.S. Small Cap Value Fund	$25,190,588	$9,399,800

6.	Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

7.	Events Subsequent to the Fiscal Period End

The Fund has adopted financial reporting rules regarding subsequent events which requires an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. There were no subsequent events or transactions that occurred that materially impacted the amounts or disclosures in the Fund’s financial statements.

Vericimetry Funds
EXPENSE EXAMPLE
For the Six Months Ended March 31, 2013 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2012 through March 31, 2013 (the “period”).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 equals 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs could have been higher.

Expenses Paid During the Period

	Beginning account value October 1, 2012	Ending account value March 31, 2013	Expenses paid during the period ended March 31, 2013*
Actual Example	$1,000.00	$1,161.10	$3.23
Hypothetical Example, assuming a 5% return before expenses	1,000.00	1,022.01	3.02

*	Expenses are equal to the Fund’s annualized expense ratio of 0.60% multiplied by the average account value over the period, multiplied by 182/365 (to reflect the six month period).

Vericimetry Funds
OTHER INFORMATION (Unaudited)

Proxy Voting

The Fund’s proxy voting guidelines and a record of the Vericimetry U.S. Small Cap Value Fund’s proxy votes for the year ended June 30 are available without charge, upon request, by calling 1-855-755-7550 and on the Securities and Exchange Commission’s website at www.sec.gov.

Quarterly Holdings

The Fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q will be available on the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov. These Forms may also be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Risk Disclosures

Economic, political, and issuer specific events will cause the value of securities to rise or fall. Because the value of your investment in the Fund will fluctuate, there is the risk that you will lose money. Securities of small and microcap companies are often less liquid, more volatile and they may have more limited resources. Value stocks may perform differently from the market as a whole and may underperform equity funds that use other investment strategies. The investment strategies, practices and risk analysis used by the Adviser may not produce the desired results.

Vericimetry U.S. Small Cap Value Fund

UMB Distribution Services, LLC, Distributor

P.O. Box 2175, Milwaukee, WI 53201-2175

www.vericimetryfunds.com

Item 2.  Code of Ethics.

Not applicable to semi-annual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable to semi-annual reports.

Item 4.  Principal Accountant Fees and Services

Not applicable to semi-annual reports.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6.  Schedule of Investments

The schedule of investments in securities in unaffiliated issuers is included as part of the report to shareholders filed under Item 1.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.  Submissions of Matters to a Vote of Security Holders

As of the end of the period covered by this report, the Registrant had not adopted any procedures by which shareholders may recommend nominees to the Registrant’s board of trustees.

Item 11.  Controls and Procedures.

(a) The registrant's certifying officers have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-2 under the Investment Company Act of 1940 (the "Act")) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-2 under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12.  Exhibits.

(a)(1) Code of Ethics – Not applicable to semi-annual reports.

(a)(2) Certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2(a)) – Filed as an attachment to this filing.

(a)(3) Not Applicable.

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) – Filed as an attachment to this filing.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Vericimetry Funds

By:	/s/ Glenn S. Freed
Glenn S. Freed
President

Date:	June 5, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Vericimetry Funds

By:	/s/ Glenn S. Freed
Glenn S. Freed
President

Date:	June 5, 2013

By:	/s/ Carlos A. Elizondo
Carlos A. Elizondo
Treasurer

Date:	June 5, 2013